Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,024	$ 1,203	$ 8,287
Increase related to prior year tax positions		1,025
Decrease related to prior year tax positions			(185)
Settlement			(6,830)
Expiration of statute of limitations		(1,225)
Exchange differences	86	21	(69)
Balance at end of year	$ 1,110	$ 1,024	$ 1,203